Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001589756
Virtus Duff & Phelps Select MLP and Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Duff & Phelps Select MLP and Energy Fund
Supplement [Text Block]	ck0001589756_SupplementTextBlock

Virtus Duff & Phelps Select MLP and Energy Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated March 19, 2018 to the Summary Prospectus

and the Virtus Alternatives Solutions Trust Statutory Prospectus,

dated February 28, 2018, as supplemented

Important Notice to Investors

Effective March 29, 2018, the fund’s investment adviser, Virtus Alternative Investment Advisers, Inc., will contractually lower the fund’s investment management fee and implement more favorable expense limitation arrangements. These changes are described in more detail below.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2019
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for current fiscal year, as annualized.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	Under “Fees and Expenses in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Example” table will be replaced with the following:
Virtus Duff & Phelps Select MLP and Energy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.53%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.70%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.28%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 711
3 Years	rr_ExpenseExampleYear03	1,632
5 Years	rr_ExpenseExampleYear05	2,558
10 Years	rr_ExpenseExampleYear10	4,897
1 Year	rr_ExpenseExampleNoRedemptionYear01	711
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,632
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,558
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,897
Virtus Duff & Phelps Select MLP and Energy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.40%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.23%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.17%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 320
3 Years	rr_ExpenseExampleYear03	1,326
5 Years	rr_ExpenseExampleYear05	2,423
10 Years	rr_ExpenseExampleYear10	5,129
1 Year	rr_ExpenseExampleNoRedemptionYear01	220
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,326
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,423
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,129
Virtus Duff & Phelps Select MLP and Energy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.45%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.37%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.20%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 119
3 Years	rr_ExpenseExampleYear03	1,032
5 Years	rr_ExpenseExampleYear05	1,957
10 Years	rr_ExpenseExampleYear10	4,321
1 Year	rr_ExpenseExampleNoRedemptionYear01	119
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,032
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,957
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,321
Virtus Duff & Phelps Select MLP and Energy Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.53%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.70%	[2]
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.28%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.42%	[2],[3]
1 Year	rr_ExpenseExampleYear01	$ 391
3 Years	rr_ExpenseExampleYear03	1,343
5 Years	rr_ExpenseExampleYear05	2,301
10 Years	rr_ExpenseExampleYear10	4,721
1 Year	rr_ExpenseExampleNoRedemptionYear01	391
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,343
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,301
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,721

[1]	Restated to reflect certain contract and expense allocation changes.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[3]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.40% for Class A Shares, 2.15% for Class C Shares, 1.15% for Class I Shares and 1.40% for Class T Shares through February 28, 2019. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which it was incurred or waived by Virtus.
[4]	Estimated for current fiscal year, as annualized.